PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 5. PREPAID EXPENSES AND OTHER RECEIVABLES

At March 31, 2025 and 2024, prepaid expenses and other receivables were comprised of the following (in thousands):

	As of March 31,
	2025	2024

Prepaid clinical research costs	$192	$1,924
Prepaid insurance	241	575
Other prepaid expenses	42	65
Tax deposits	68	64
Other receivables	12	39
Total prepaid expenses and other receivables	$555	$2,667